FAIR VALUE (Details 3 - Liabilities Rollforward) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Liability Rollforward
Estimated fair value, beginning of period		$ 8,338	$ 12,061,702	$ 12,061,702
Net realized/unrealized (gains) losses		364	713
Settlements	[1]	(560)	(1,558)
Estimated fair value, end of period		8,142	11,823	8,338	$ 12,061,702
Change in unrealized gains (losses) for the period for the liabilities outstanding as of the end of the period		364	713
Contingent Liabilities at Fair Value
Liability Rollforward
Estimated fair value, beginning of period		8,338	12,668	12,668
Net realized/unrealized (gains) losses		364	713
Settlements	[1]	(560)	(1,558)
Estimated fair value, end of period		8,142	11,823	8,338	12,668
Change in unrealized gains (losses) for the period for the liabilities outstanding as of the end of the period		364	713
Long-term Debt | Consolidated Entities
Liability Rollforward
Estimated fair value, beginning of period			12,049,034	12,049,034
Net realized/unrealized (gains) losses			0
Settlements	[1]		0
Estimated fair value, end of period			0		12,049,034
Change in unrealized gains (losses) for the period for the liabilities outstanding as of the end of the period			0
CIFC LLC
Liability Rollforward
Estimated fair value, beginning of period		8,338	12,061,702	12,061,702	10,501,936
Sale of investments in Consolidated CLOs	[2]			0	20,601
Transfer in due to consolidation				0	101,694
Transfer due to deconsolidation or sale	[3],[4]			(12,049,034)	0
Net realized/unrealized (gains) losses	[4]			2,210	11,927
Purchases	[4]			0	70,567
Issuances	[4]			0	4,526,984
Settlements	[4],[5]			(6,540)	(3,172,007)
Estimated fair value, end of period				8,338	12,061,702
Change in unrealized gains (losses) for the period for the liabilities outstanding as of the end of the period				2,210	232,943
CIFC LLC | Contingent Liabilities at Fair Value
Liability Rollforward
Estimated fair value, beginning of period		8,338	12,668	12,668	16,961
Sale of investments in Consolidated CLOs	[2]			0	0
Net realized/unrealized (gains) losses	[4]			2,210	2,932
Settlements	[4],[5]			(6,540)	(7,225)
Estimated fair value, end of period				8,338	12,668
Change in unrealized gains (losses) for the period for the liabilities outstanding as of the end of the period				2,210	2,932
CIFC LLC | Long-term Debt | Consolidated Entities
Liability Rollforward
Estimated fair value, beginning of period		0	12,049,034	12,049,034	10,484,975
Sale of investments in Consolidated CLOs	[2]			0	20,601
Transfer in due to consolidation				0	101,694
Transfer due to deconsolidation or sale	[3],[4]			(12,049,034)	0
Net realized/unrealized (gains) losses	[4]			0	8,995
Purchases	[4]			0	70,567
Issuances	[4]			0	4,526,984
Settlements	[4],[5]			0	(3,164,782)
Estimated fair value, end of period				0	12,049,034
Change in unrealized gains (losses) for the period for the liabilities outstanding as of the end of the period				0	230,011
CIFC Corp
Liability Rollforward
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Sales	[2]			0	20,601
Estimated fair value, beginning of period		8,338	12,061,702	12,061,702	10,501,936
Transfer in due to consolidation				0	101,694
Transfer due to deconsolidation or sale	[3],[4]			(12,049,034)	0
Net realized/unrealized (gains) losses	[4]			2,210	11,927
Purchases	[4]			0	70,567
Issuances	[4]			0	4,526,984
Settlements	[4],[5]			(6,540)	(3,172,007)
Estimated fair value, end of period				8,338	12,061,702
Change in unrealized gains (losses) for the period for the liabilities outstanding as of the end of the period				2,210	232,943
CIFC Corp | Contingent Liabilities at Fair Value
Liability Rollforward
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Sales	[2]			0	0
Estimated fair value, beginning of period		8,338	12,668	12,668	16,961
Net realized/unrealized (gains) losses	[4]			2,210	2,932
Settlements	[4],[5]			(6,540)	(7,225)
Estimated fair value, end of period				8,338	12,668
Change in unrealized gains (losses) for the period for the liabilities outstanding as of the end of the period				2,210	2,932
CIFC Corp | Long-term Debt | Consolidated Entities
Liability Rollforward
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Sales	[2]			0	20,601
Estimated fair value, beginning of period		$ 0	$ 12,049,034	12,049,034	10,484,975
Transfer in due to consolidation				0	101,694
Transfer due to deconsolidation or sale	[3],[4]			(12,049,034)	0
Net realized/unrealized (gains) losses	[4]			0	8,995
Purchases	[4]			0	70,567
Issuances	[4]			0	4,526,984
Settlements	[4],[5]			0	(3,164,782)
Estimated fair value, end of period				0	12,049,034
Change in unrealized gains (losses) for the period for the liabilities outstanding as of the end of the period				$ 0	$ 230,011

[1]	For Contingent Liabilities, amount represents payments made and due related to the contingent liabilities from the merger with Legacy CIFC (Note 8)
[2]	Represents the Company's sales of its residual interests in the Consolidated CLOs. The sale removes the requirement to consolidate the CLOs, therefore, debt and/or subordinated notes of the CLOs are no longer eliminated in consolidation.
[3]	Pursuant to the adoption of ASU 2014-13, the Long-term Debt of Consolidated Entities have been remeasured in accordance with the new guidance. (See Note 3 for details).
[4]	The adoption of ASU 2015-02 was applied on a modified retrospective basis. Transfers out for the year ended December 31, 2015 reflect the deconsolidation of CLOs as of January 1, 2015. Net realized/unrealized gains (losses), purchases, sales and settlements for the twelve months ended December 31, 2015, also reflect the deconsolidation.
[5]	For Contingent Liabilities, amount represents payments made and due related to the contingent liabilities from the merger with Legacy CIFC (Note 10).